Schedule of future undiscounted lease payments (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Remainder	$ 473	$ 3,715
Year one	972	7,630	803	6,240
Year two	484	3,802	803	6,234
Year three			450	3,492
Future minimum operating lease payments	1,929	15,147	2,056	15,966
Less: Imputed interest	(67)	(531)	(85)	(662)
Total operating lease liabilities	$ 1,862	$ 14,616	$ 1,971	$ 15,304	$ 4,258